Long-term debt, current and non-current	12 Months Ended
Dec. 31, 2017
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

7.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2017	2016
8.5% Senior Unsecured Notes	63,250	63,250
Secured Term Loans	541,543	539,467
Total debt outstanding	$604,793	$602,717
Less related deferred financing costs	(3,409)	(4,536)
Total debt, net of deferred financing costs	$601,384	$598,181
Less: Current portion of long term debt, net of deferred financing costs current	(60,763)	(65,072)
Long-term debt, net of current portion and deferred financing costs, non-current	$540,621	$533,109

8.5% Unsecured Senior Notes: On May 20, 2015, the Company offered $63,250 aggregate principal amount of 8.5% Senior Notes due 2020 (the “Notes”), including an overallotment, at the price of $25.0 per Note, pursuant to an approval obtained by a special committee of the Board of Directors. As part of the offering, the underwriters sold $12,750 aggregate principal amount of the Notes to, or to entities affiliated with, the Company's chief executive officer, Mr. Simeon Palios, and other executive officers and certain directors of the Company at the public offering price. The proceeds, net of underwriting discount and offering expenses, amounting to $61,180, are included in “Long-term debt, net of deferred financing costs, non-current” in the accompanying consolidated balance sheets. As of May 29, 2015, the Notes are trading on the NYSE under the ticker symbol “DSXN”.

The Notes bear interest from May 28, 2015 at a rate of 8.5% per year and will mature on May 15, 2020. Interest is payable quarterly in arrears on the 15th day of February, May, August and November of each year, commencing on August 15, 2015. Since May 15, 2017, the Company may redeem the Notes at its option, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. The Notes include financial and other covenants, including maximum net borrowings and minimum tangible net worth.

Secured Term Loans: The Company, through its subsidiaries, has entered into various long term loan agreements with bank institutions to partly finance or, as the case may be, refinance part of the acquisition cost of certain of its fleet vessels. The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 1% to 3%. Their maturities range from January 2019 to March 2032. For 2017 and 2016, the weighted average interest rates of the secured term loans were 3.38% and 2.79%, respectively.

As at December 31, 2017, the Company had the following agreements with banks:

On October 22, 2009, the Company, through a wholly-owned subsidiary, entered into a $40,000 loan agreement with Bremer Landesbank (“Bremer”) to partly finance the acquisition cost of the Houston. The loan is repayable in 40 quarterly installments of $900 each plus one balloon installment of $4,000 to be paid together with the last installment on November 12, 2019. The loan bears interest at LIBOR plus a margin of 2.15% per annum.

On October 2, 2010, the Company, through two wholly-owned subsidiaries, entered into a loan agreement with Export-Import Bank of China (“CEXIM Bank”) and DnB NOR Bank ASA (“DnB”) to finance part of the construction cost of the Los Angeles and the Philadelphia, for an amount of up to $82,600, of which $72,100 was drawn on delivery. The Lae advance is repayable in 40 quarterly installments of approximately $628 each and a balloon of $12,332 payable together with the last installment on February 15, 2022. The Namu advance is repayable in 40 quarterly installments of approximately $581 each and a balloon of $11,410 payable together with the last installment on May 18, 2022. Pursuant to an amendment of the loan agreement dated May 18, 2017, each of the individual banks are allowed to demand repayment in full of such bank's contribution in any or all advances on August 16, 2019. If one or more banks (acting through the agent) exercise such right in respect of an advance, the borrowers shall be obliged to repay each such bank's contribution in that advance in full on such date. The loan bears interest at LIBOR plus a margin of 2.50% per annum.

On September 13, 2011, the Company through one wholly-owned subsidiary entered into a loan agreement with Emporiki Bank of Greece S.A. (“Emporiki”) for a loan of up to $15,000 to refinance part of the acquisition cost of the Arethusa. On December 13, 2012, Bikar, the Company, DSS and Credit Agricole Corporate and Investment Bank (“Credit Agricole”) entered into a supplemental loan agreement to transfer the outstanding loan balance, the ISDA master swap agreement and the existing security documents from Emporiki to Credit Agricole. The loan is repayable in 20 equal semiannual installments of $500 each and a balloon payment of $5,000 to be paid together with the last installment on September 15, 2021. The loan bears interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank.

On May 24, 2013, the Company through two wholly-owned subsidiaries entered into a loan agreement with CEXIM Bank and DnB to finance part of the construction cost of Crystalia and Atalandi for an amount of up to $15,000 for each vessel, drawn on May 22, 2014. Each advance is repayable in 19 quarterly installments of $250 each and a balloon of $10,250 payable together with the last installment on February 22, 2019. The loan bears interest at LIBOR plus a margin of 3.0% per annum.

On January 9, 2014, the Company through two wholly-owned subsidiaries entered into a loan agreement with Commonwealth Bank of Australia, London Branch, for a loan facility of up to $18,000 to finance part of the acquisition cost of the Melite and Artemis. The loan bears interest at LIBOR plus a margin of 2.25%. The loan was drawn in two tranches, one of $8,500 assigned to Melite and one of $9,500 assigned to Artemis. Tranche A was repayable in 24 equal consecutive quarterly installments of $196 each; and a balloon of $3,800 payable on January 13, 2020. As a result of the grounding incident of the Melite mentioned in Note 5 and the subsequent sale of the vessel, the respective loan balance was repaid in full in October 2017. Tranche B is repayable in 32 equal consecutive quarterly installments of $156 each and a balloon of $4,500 payable on January 13, 2022.

On December 18, 2014, the Company through two wholly-owned subsidiaries entered into a loan agreement with BNP Paribas (“BNP”), for a loan facility of up to $55,000 to finance part of the acquisition cost of the G. P. Zafirakis and the P. S. Palios, of which $53,500 was drawn. The loan bears interest at LIBOR plus a margin of 2%, and is repayable in 14 equal semi-annual installments of approximately $1,574 and a balloon of $31,466 payable on November 30, 2021.

On March 17, 2015, the Company, through eight separate wholly-owned subsidiaries, entered into a loan agreement with Nordea Bank AB, London Branch, for a secured term loan facility of up to $110,000, to refinance the existing indebtedness with the bank and for general corporate and working capital purposes. On March 19, 2015, the Company drew down $93,080 and repaid the then existing indebtedness with the bank amounting to $38,345. The loan is repayable in 24 equal consecutive quarterly installments of about $1,862 each and a balloon of about $48,402 payable together with the last installment on March 19, 2021. The loan bears interest at LIBOR plus a margin of 2.1%.

On March 26, 2015, the Company, through three wholly-owned subsidiaries, entered into a loan agreement with ABN AMRO Bank N.V. for a secured term loan facility of up to $53,000, to refinance part of the acquisition cost of the vessels New York, Myrto and Maia. On March 30, 2015, the Company drew down the amount of $50,160 under the loan facility, which is repayable in 24 equal consecutive quarterly installments of about $994 each and a balloon of $26,310 payable together with the last installment on March 30, 2021. The loan bears interest at LIBOR plus a margin of 2.0%.

On April 29, 2015, the Company, through one wholly-owned subsidiary, entered into a term loan agreement with Danish Ship Finance A/S for a loan facility of $30,000, drawn on April 30, 2015 to partly finance the acquisition cost of the Santa Barbara, which was delivered in January 2015. The loan is repayable in 28 equal consecutive quarterly installments of $500 each and a balloon of $16,000 payable together with the last installment on April 30, 2022. The loan bears interest at LIBOR plus a margin of 2.15%.

On July 22, 2015, the Company entered into a term loan agreement with BNP Paribas for a loan of $165,000 drawn on July 24, 2015. The loan is repayable in 20 consecutive quarterly installments, the first eight installments in an amount of $2,500 each, followed by four installments in an amount of $5,000 each; eight installments in an amount of $7,000 each; and a balloon installment of $69,000 payable together with the last installment on July 24, 2020.The loan bears interest at LIBOR plus a margin of 2.35% per annum for the first two years; 2.3% per annum for the third year and 2.25% per annum until the final maturity of the loan.

On September 30, 2015, the Company, through two wholly-owned subsidiaries, entered into a term loan agreement with ING Bank N.V. for a loan of up to $39,683, available in two advances to finance part of the acquisition cost of the New Orleans and the Medusa. Advance A of $27,950 was drawn on November 19, 2015 and is repayable in 28 consecutive quarterly installments of about $466 each and a balloon installment of about $14,907 payable together with the last installment on November 19, 2022. Advance B of $11,733 was drawn on October 6, 2015 and is repayable in 28 consecutive quarterly installments of about $293 each and a balloon installment of about $3,520 payable together with the last installment on October 6, 2022. The loan bears interest at LIBOR plus a margin of 1.65%.

On January 7, 2016, the Company, through three wholly-owned subsidiaries, entered into a secured loan agreement with the Export-Import Bank of China for a loan of up to $75,735 in order to finance part of the construction cost of Newport News, San Francisco (Note 5) and Hull DY6006. The tranche for Hull DY6006, whose shipbuilding contract was cancelled on October 31, 2016, was cancelled and on February 6, 2017, pursuant to a Deed of Release with the bank the owner of Hull DY6006 was released of all of its obligations under the loan agreement as borrower. On January 4, 2017, the Company drew down $57,240. The loan is repayable in 60 equal quarterly instalments of $954 each by March 12, 2032 and bears interest at LIBOR plus a margin of 2.3%.

On March 29, 2016, the Company, through two wholly-owned subsidiaries, entered into a term loan agreement with ABN AMRO Bank N.V. for a loan of $25,755, drawn on March 30, 2016, to finance the acquisition cost of the Selina and the Ismene. The loan is payable in eight consecutive quarterly installments of $855 each and a balloon installment of $18,915 payable together with the last installment by June 30, 2019. The first repayment installment was repaid on September 30, 2017. The loan bears interest at LIBOR plus a margin of 3%.

On May 10, 2016, the Company, through one wholly-owned subsidiary, entered into a term loan agreement with DNB Bank ASA and the Export-Import Bank of China for a loan of $13,510, drawn on the same date, being the purchase price of the Maera. The loan is payable in seven equal consecutive quarterly installments of about $20 each, four equal consecutive quarterly installments of about $283 and a balloon of about $12,242 payable together with the last installment on January 4, 2019. The loan bears interest at LIBOR plus a margin of 3% per annum. According to the terms of the loan agreement, the Company will prepay an additional amount of $289 in the first quarter of 2018, which will be deducted from the balloon, and which is included in “Current portion of long term debt, net of deferred financing costs, current”.

Under the secured term loans outstanding as of December 31, 2017, 46 vessels of the Company's fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $968,083. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager's undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the guarantor, maintained in the bank accounts of the borrowers, or the guarantor. As at December 31, 2017 and 2016, the restricted cash, which relates to minimum cash deposits required to be maintained at all times under the Company's loan facilities, amounted to $25,000 and $23,000, respectively and is included in “Restricted cash” in the accompanying consolidated balance sheets. Furthermore, the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends following the occurrence of an event of default.

As at December 31, 2017, the Company was in compliance with all of its loan covenants.

As at December 31, 2016, the Company was not in compliance with the minimum security cover requirement of its loan agreement with BNP Paribas dated July 22, 2015. The shortfall was estimated by the Company to be $25,650 and an amount of $19,731, representing the amount which would have to be paid to the bank, was reclassified from non-current debt to the “Current portion of long-term debt, net of deferred financing costs, current” in the 2016 accompanying consolidated balance sheet.

The maturities of the Company's debt facilities described above, as at December 31, 2017, and throughout their term, are shown in the table below. The table does not include the right of each of the lenders of a secured term loan to demand prepayment of their advance in August 2019 of the then outstanding balance of such advance, subject to a written notification:

Period			Principal Repayment
January 1, 2018	to	December 31, 2018	$62,059
January 1, 2019	to	December 31, 2019	119,342
January 1, 2020	to	December 31, 2020	183,132
January 1, 2021	to	December 31, 2021	132,494
January 1, 2022	to	December 31, 2022	72,468
January 1, 2023	and thereafter		35,298
		Total	$604,793